Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 2,578,000	$ 1,285,000
Prepaid expenses and other current assets	299,000	443,000
Income tax receivable	183,000	49,000
Total current assets	3,060,000	1,777,000
Other non-current assets	8,742,000	3,201,000
Total assets	11,802,000	4,978,000
Current liabilities:
Accounts payable	9,939,000	2,865,000
Accrued expenses	1,141,000	2,993,000
Accrued interest payable	238,000	325,000
Note payable	0	650,000
Debt, current portion	1,000,000	1,000,000
Total current liabilities	12,318,000	7,833,000
Debt, net of current portion	4,194,000	5,194,000
Total non-current liabilities	4,194,000	5,194,000
Total liabilities	16,512,000	13,027,000
Stockholders' deficit:
Preferred stock, $0.001 par value; 10,000,000 authorized; no shares issued or outstanding as of June 30, 2024 and December 31, 2023	0	0
Common stock, $0.001 par value; 100,000,000 authorized; 4,854,931 and 480,095 issued as of June 30, 2024 and December 31, 2023 respectively; 4,854,861 and 480,025 shares outstanding as of June 30, 2024 and December 31, 2023, respectively	0	0
Treasury Stock at cost; 70 shares at both of June 30, 2024 and December 31, 2023	(1,000)	0
Additional paid-in capital	120,043,000	82,286,000
Accumulated deficit	(125,497,000)	(91,094,000)
Accumulated comprehensive income	745,000	759,000
Total stockholders' deficit	(4,710,000)	(8,049,000)
Total liabilities and stockholders' deficit	$ 11,802,000	$ 4,978,000